Financial statements of Barclays PLC, Parent company accounts - Statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Dividends received from subsidiary	£ 31	£ 20	£ 37
Net interest (expense)	10,572	8,073	8,122
Other (expense)/ income	170	88	31
Impairment reversal/(charge) of investment in subsidiary	(1,220)	653	(4,838)
Operating expenses	(16,730)	(14,659)	(13,886)
Profit before tax	7,012	8,194	3,065
Taxation	(1,039)	(1,138)	(604)
Profit/(loss) after tax	5,973	7,056	2,461
Other comprehensive income	(4,361)	(2,218)	(395)
Total comprehensive income for the year	1,612	4,838	2,066
Profit/(loss) after tax attributable to:
Ordinary equity holders	5,023	6,205	1,526
Other equity instrument holders	905	804	857
Profit/(loss) after tax	5,973	7,056	2,461
Total comprehensive income/(loss) attributable to:
Ordinary equity holders	1,567	4,791	1,988
Other equity instrument holders	45	47	78
Total comprehensive income for the year	1,612	4,838	2,066
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Dividends received from subsidiary	2,797	1,356	763
Net interest (expense)	(163)	(161)	(175)
Other (expense)/ income	(654)	659	1,192
Impairment reversal/(charge) of investment in subsidiary	0	2,573	(2,573)
Operating expenses	(257)	(160)	(241)
Profit before tax	1,723	4,267	(1,034)
Taxation	440	76	16
Profit/(loss) after tax	2,163	4,343	(1,018)
Other comprehensive income	0	0	0
Total comprehensive income for the year	2,163	4,343	(1,018)
Profit/(loss) after tax attributable to:
Ordinary equity holders	1,258	3,539	(1,875)
Other equity instrument holders	905	804	857
Profit/(loss) after tax	2,163	4,343	(1,018)
Total comprehensive income/(loss) attributable to:
Ordinary equity holders	1,258	3,539	(1,875)
Other equity instrument holders	905	804	857
Total comprehensive income for the year	£ 2,163	£ 4,343	£ (1,018)